Net profit/(loss) and earnings per share (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit loss from attributable to ordinary equity holders including continuing and discontinued operations	€ 3,225	€ 325	€ 124
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	14	16	64
Net cost of subordinated perpetual bond	0	(5)	(8)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	3,239	336	180
Dilutive effect of profit loss attributable to ordinary equity holders of the parent	0	0	0
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ 3,239	€ 336	€ 180
Weighted average number of ordinary shares used in calculating basic earnings per share	724,191	728,255	723,477
Dilutive effect of weighted average number of ordinary shares	0	0	0
Weighted average number of ordinary shares used in calculating diluted earnings per share	724,191	728,255	723,477
Dilutive effect of profit loss attributable to ordinary equity holders of the parent from discontinued operations	€ 0	€ 0	€ 0
Profit loss from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects	€ 14	€ 16	€ 64